Shareholders' Equity (Details 3)	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	8,288,990	6,539,600
Kings Gaming [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	700,000	1,200,000
Bao Li Gaming [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,750,000	3,750,000
Oriental VIP Room [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,750,000	0
Officer and Director [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	88,990	149,600
Underwriter Warrants [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	0	1,440,000